Other Investments and Purchase Deposits	12 Months Ended
Oct. 31, 2022
Other Investments And Purchase Deposits
Other Investments and Purchase Deposits

9.	Other Investments and Purchase Deposits

9.1	Investment in assets sold by High Street Capital Partners, LLC (“HSCP”):

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations (the “HSCP Transaction”) of HSCP, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 was to be due at closing and the payment of the remaining purchase price is dependent on the timing of the closing. If the closing takes place before the 12-month anniversary date of the February 5, 2021 effective date, the remaining balance of $2,000,000 will be paid by a promissory note payable. If the closing takes place after the 12-month anniversary date but before the 18-month anniversary date, the remaining balance is to be paid $750,000 in cash and $1,250,000 by a promissory note payable. If the closing takes place later than the 18-month anniversary date, the remaining $2,000,000 is to be paid in cash. The Company also executed a management services agreement with HSCP (“HSCP MSA”), pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company will owned all production from the growing assets derived from the growing operations of HSCP, and the Company operated the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company had no involvement with the retail operations contemplated in the agreement until the HSCP Transaction was completed.

On April 14, 2022, the HSCP Transaction closed with modifications to the original terms: the retail purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a promissory note payable with a principal sum of $1,250,000, of which $500,000 was due on August 1, 2022, and $750,000 was due on May 1, 2023. The agreement was amended on August 1, 2022, as described at Note 14.2.